Related Party Transaction (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of accounts receivables - related party
	Relationship	June 30, 2021	June 30, 2020

Beijing Dongfang Puzhong Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	$-	$42,376
Beijing Dongfang Henghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	-	635,638
Beijing Ruqi Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	222,907	353,132
Beijing Rusan Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	-	107,352
Total		$222,907	$1,138,498

Schedule of loans receivable - related party
	Relationship	Nature	June 30, 2021	June 30, 2020

Beijing Sipaike Customer Management Consulting Co., Ltd.*	Under common control of shareholder of Puhui Beijing	Short term cash advance	$885,107	$1,269,138
Beijing Dongfang Henghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	Short term cash advance	2,848	15,538
Total			$887,955	$1,284,676

*	As of June 30, 2020, the Company advanced RMB 8.9 million or approximately $1.3 million to Beijing Sipaike Customer Management Consulting Co., Ltd. The loans are due on demand and bear an interest rate is 0.5% per month. For the year ended June 30, 2021, the Company received repayment of approximately $510,000 and the Company waived the interest for 2021. Interest income amounted to approximately nil and $49,000 for the years ended June 30, 2021 and 2020, respectively.

Schedule of other payables - related party
	Relationship	Nature	June 30, 2021	June 30, 2020

Ji Zhe	Shareholder and CEO of Puhui	Loan	$216,900	$483
Long Yan	CFO of Puhui	Loan	34,954
Chen, Yue Xian	Senior VP of Puhui	Loan	657,528
Beijing Sipaike Customer Management Consulting Co., Ltd.	Under common control of shareholder of Puhui Beijing	Advance from shareholder	-	5,153
Beijing Huicai Hengyun Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	Advance from shareholder	-	698
Total			$909,382	$6,334

Schedule of revenues - related party
	Relationship	For the years ended June 30,
		2021	2020		2019
Peng Ji	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership	$-	$		$112,704

Xinyu Jiji Investment Center (Limited Partnership)	Company’s investee under equity method	16,115		15,171	15,559
Beijing Rululu Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	-		107,214	-
Beijing Ruqi Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	-		402,053	-
Beijing Rusan Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	-		128,657	-
Xinyu Yuanyuan Investment Center (Limited Partnership)	Company’s investee under equity method	20,213		44,405	-
Beijing Rushi Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	128,115		-	-
Beijing Rushisan Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui	385,836		-	-
Beijing Rushilu Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui Beijing	167,261		-	-
Beijing Rujiu Consulting Center (Limited Partnership)	Owned by Mr. Ji Zhe, CEO and, shareholder of Puhui	307,476		-	-
Total		$1,025,016		$697,500	$128,263